Estimated Amortization Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Remaining 2013	$ 26,531
2013	48,776	54,153
2014	44,430	48,624
2015	34,685	43,336
2016	31,344	39,512
2017	$ 29,691	$ 32,198